Excelsior Funds
6 St. James Avenue
Boston, MA 02116
(617) 423-0800


January 4, 1995


VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


Re: Excelsior Funds (File no. 33-71306) (the "Registrant"); Prospectus and Statement of Additional Information dated January 2, 1996 for Excelsior Institutional Money Fund (the "Fund"), a series of shares of the Registrant

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that the form of the captioned prospectus and statement of additional information that would have been filed by the Registrant on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of post-effective amendment no. 4 to the Registrant's registration statement on Form N-1A (File no. 33-71306) (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such registration statement and was filed electronically on December 21, 1995.

Please direct any comments or questions concerning this certificate to the undersigned at (617) 423-0800.

Very Truly Yours,


EXCELSIOR FUNDS

By:  /s/ Andres E. Saldana
     ---------------------
     Andres E. Saldana
     Assistant Secretary